Disposal of assets and other transactions (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets classified as held for sale
Property, plant and equipment	$ 521	$ 510
Total	521	510
Liabilities on assets classified as held for sale
Provision for decommissioning costs	722	713
Total	722	$ 713
Exploration And Production Segment [Member]
Assets classified as held for sale
Property, plant and equipment	521
Total	521
Liabilities on assets classified as held for sale
Provision for decommissioning costs	722
Total	$ 722